Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Payable after notice	$ 160,617
Payable on a fixed date	389,077
Total	690,879	$ 676,534
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	123,731
Payable on a fixed date	251,813
Total	471,509	472,798
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	7,758
Payable on a fixed date	45,766
Total	70,549	59,938
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	271
Payable on a fixed date	16,788
Total	17,059	16,847
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	6,067
Payable on a fixed date	12,348
Total	23,446	21,151
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	4,206
Payable on a fixed date	7,406
Total	16,004	15,213
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	153
Payable on a fixed date	18,780
Total	25,097	24,180
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	4,523
Payable on a fixed date	4,835
Total	10,194	9,543
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	13,908
Payable on a fixed date	31,341
Total	57,021	56,864
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	125,874
Payable on a fixed date	80,537
Total	221,921	214,545
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	33,137
Payable on a fixed date	282,354
Total	434,749	422,002
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	1,606
Payable on a fixed date	26,186
Total	34,209	$ 39,987
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	107,679
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	79,453
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	16,895
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	11
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	4,257
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	2,864
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	40
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	4,159
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	7,163
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	94,594
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	5,922
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	33,506
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	16,512
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	130
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	5,020
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	135
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	3,300
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	796
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	7,613
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	8,347
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	24,664
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	$ 495